Financial instruments - Additional information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment, trade receivables	£ 0	£ 0
Allcyte
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	£ 353,000	300,000
Borrowings, interest rate	0.75%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	£ 230,516,000	8,445,000
Effect on profit before tax and equity	£ 2,305,000	£ 66,000